Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Pharvaris N.V.
Entity Central Index Key	0001830487
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	54,379,491
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	P7
Entity File Number	001-40010
Entity Address, Address Line One	Emmy Noetherweg 2
Entity Address, Postal Zip Code	2333 BK
Entity Address, City or Town	Leiden
Entity Address Country	NL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary shares, par value €0.12 per share
Trading Symbol	PHVS
Security Exchange Name	NASDAQ
Auditor Firm ID	1395
Auditor Name	PricewaterhouseCoopers Accountants N.V
Auditor Location	Amsterdam, the Netherlands
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statement of financial position of Pharvaris N.V. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	Emmy Noetherweg 2
Entity Address, Postal Zip Code	2333 BK
Entity Address, City or Town	Leiden
Entity Address Country	NL
Contact Personnel Name	Berndt Modig
City Area Code	+31
Local Phone Number	71 2036 410